UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22491

BrandywineGLOBAL – Global Income Opportunities Fund Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Semi-Annual Report
April 30, 2026

BrandywineGLOBAL —
GLOBAL INCOME
OPPORTUNITIES FUND INC. (BWG)

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

Managed Distribution Policy: The Fund’s Board of Directors (the “Board”) has authorized a managed distribution plan pursuant to which the Fund makes monthly distributions to shareholders at a fixed rate of $0.0800 per common share, which rate may be adjusted from time to time by the Fund’s Board (the “Plan”). The Plan is intended to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. The Fund is managed with a goal of generating as much of the distribution as possible from net ordinary income and short-term capital gains that is consistent with the Fund’s investment strategy and risk profile. To the extent that sufficient distributable income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. A return of capital may occur, for example, when some or all of the money that was invested in the Fund is paid back to shareholders. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years.
The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares. The Plan is subject to the periodic review by the Board to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of the current distribution or from the terms of the Fund’s Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.

Fund objectives
The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities.
What’s inside

BrandywineGLOBAL — Global Income Opportunities Fund Inc.

II

Letter from the president

Dear Shareholder,
We are pleased to provide the semi-annual report of BrandywineGLOBAL — Global Income Opportunities Fund Inc. for the six-month reporting period ended April 30, 2026. Please read on for Fund performance information during the Fund’s reporting period.
Special Shareholder Notice
Effective May 31, 2026, Michael Arno will become a member of the Fund’s portfolio management team. The named portfolio management team responsible for the day-to-day oversight of the Fund is as follows: Brian L. Kloss, Anureet Sareen, Tracy Chen, Jack McIntyre, Paul Mielczarski, Michael Arno.
Effective September 30, 2026, Jack McIntyre will step down as a member of the portfolio management team for the Fund.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:
•
 Fund prices and performance,
•
 Market insights and commentaries from our portfolio managers, and
•
 A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,

Jane Trust, CFA

President and Chief Executive Officer
May 29, 2026

III
BrandywineGLOBAL — Global Income Opportunities Fund Inc.

Performance review
Performance review
For the six months ended April 30, 2026, BrandywineGLOBAL — Global Income Opportunities Fund Inc. returned 2.01% based on its net asset value (NAV)i and -0.01% based on its New York Stock Exchange (NYSE) market price per share. The Fund’s unmanaged benchmark, the Bloomberg Global Aggregate Indexii, returned 0.65% for the same period.
The Fund has adopted a managed distribution policy (the “Managed Distribution Policy”). Pursuant to this policy, the Fund intends to make regular monthly distributions to common shareholders at a fixed rate per common share, which rate may be adjusted from time to time by the Fund’s Board of Directors. This policy has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the policy helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.
During the six-month period, the Fund made distributions to shareholders totaling $0.48 per share. As of April 30, 2026, the Fund estimates that 64% of the distributions were sourced from net investment income and 36% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of April 30, 2026. Past performance is no guarantee of future results.

Performance Snapshot as of April 30, 2026 (unaudited)
Price Per Share	6-Month Total Return**
$8.85 (NAV)	2.01%†
$8.00 (Market Price)	-0.01%‡
All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.
† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.
‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.
*
These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.
BrandywineGLOBAL — Global Income Opportunities Fund Inc.

IV

Performance review (cont’d)
Looking for additional information?
The Fund is traded under the symbol “BWG” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XBWGX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.
In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.
Thank you for your investment in the BrandywineGLOBAL — Global Income Opportunities Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
May 29, 2026
RISKS: The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund.
The Fund’s investments are subject to various risks, including but not limited to, credit, inflation, income, prepayment and interest rate risks. As interest rates increase, the value of fixed income securities decreases. Fixed income securities rated below investment grade are commonly referred to as “high yield” securities or “junk” bonds and are subject to greater liquidity and credit risks (risk of default) than higher-rated securities. Fixed income securities rated C or lower by Moody’s Investor Service, Inc., CCC or lower by Standard & Poor’s Corporation Ratings Group or CC or lower by Fitch Ratings, Inc. or comparably rated by another NRSRO or, if unrated, determined by Brandywine Global to be of comparable quality are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to

V
BrandywineGLOBAL — Global Income Opportunities Fund Inc.

have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or to be in default or not current in the payment of interest or principal. Ratings may not accurately reflect the actual credit risk associated with a corporate security. International investments involve certain risks not associated with domestic investing, such as currency fluctuations, and changes in political, social and economic conditions which could increase volatility. These risks are magnified in emerging or developing markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Mortgage-backed securities are subject to additional risks, including prepayment risk, which can limit the potential gains in a declining interest rate environment. The Fund may invest in foreign currencies or currency derivatives which may increase the risk and volatility of the Fund.
The Fund may invest in illiquid securities and securities/investments that have a leveraging effect on the portfolio which will increase the risks of the Fund. The Fund’s use of leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The use by the Fund of derivatives such as options, forwards or futures contracts for investment and/or risk management purposes may subject the Fund to risks associated with short economic exposure through such derivatives. Taking a short economic position through derivatives exposes the Fund to the risk that it will be obligated to make payments to its counterparty if the underlying asset appreciates in value, thus resulting in a loss to the Fund. The Fund’s loss on a short position, whether caused by the use of derivatives or otherwise, theoretically could be unlimited.
The Fund may invest in contingent convertible securities (“CoCos”). CoCos are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. CoCos are subject to risks, such as loss absorption risk (the risk that CoCos’ fully discretionary coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses) and subordination risk (the risk that (i) in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos will generally rank junior to the claims of all holders of unsubordinated obligations of the issuer; and (ii) if the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument). The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention,
BrandywineGLOBAL — Global Income Opportunities Fund Inc.

VI

Performance review (cont’d)
actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadviser.
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
i
Net asset value (NAV) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.
ii
The Bloomberg Global Aggregate Index is a global investment-grade debt index including treasury, government-related, corporate and securitized fixed-rate bonds. Important data provider notices and terms available at www.franklintempletondatasources.com.

VII
BrandywineGLOBAL — Global Income Opportunities Fund Inc.

Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments

30%
20%
10%
0%
As of April 30, 2026
As of October 31, 2025
23.1
17.9
15.6
13.2
12.6
14.3
11.2
9.2
9.1
11.9
6.2
8.7
5.5
5.4
3.8
5.9
2.5
3.8
1.0
1.0
0.8
0.0
0.6
2.7
0.0
1.0
8.0
5.0
Sovereign bonds
Collateralized mortgage obligations
Energy
Communication services
Financials
Mortgage-backed securities
Consumer discretionary
Industrials
Materials
Health care
Utilities
Information technology
Consumer staples
Short-term investments

†
The bar graph above represents the composition of the Fund’s investments as of April 30, 2026, and October 31, 2025, and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited)
April 30, 2026
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 70.0%
Communication Services — 12.5%
Diversified Telecommunication Services — 2.3%
Lumen Technologies Inc., Senior Notes	4.500%	1/15/29	1,500,000	$1,441,050 (a)(b)
Zayo Group Holdings Inc., Senior Secured Notes	9.250%	3/9/30	2,005,111	2,007,577 (a)(b)
Total Diversified Telecommunication Services				3,448,627
Interactive Media & Services — 6.0%
Angi Group LLC, Senior Notes	3.875%	8/15/28	2,200,000	2,014,827 (a)(b)
GrubHub Holdings Inc., Senior Secured Notes (6.000% Cash and 7.000% PIK)	13.000%	7/31/30	5,993,099	4,939,152 (a)(c)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	3,000,000	1,964,902 (a)(b)
Total Interactive Media & Services				8,918,881
Media — 4.2%
Cable One Inc., Senior Notes	4.000%	11/15/30	1,500,000	1,047,141 (a)(b)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,000,000	1,032,995 (a)(b)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	1,280,000	1,135,772 (a)(b)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	2,000,000	2,005,000 (a)(b)
Univision Communications Inc., Senior Secured Notes	8.500%	7/31/31	1,000,000	1,015,605 (a)(b)
Total Media				6,236,513

Total Communication Services				18,604,021
Consumer Discretionary — 9.2%
Automobiles — 0.8%
Aston Martin Capital Holdings Ltd., Senior Secured Notes	10.000%	3/31/29	1,500,000	1,205,250 (a)
Hotels, Restaurants & Leisure — 3.8%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	3,000,000	1,870,170 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,000,000	950,510 (a)
GPS Hospitality Holding Co. LLC/GPS Finco Inc., Senior Secured Notes	7.000%	8/15/28	1,225,000	600,250 (a)(b)
Resorts World Las Vegas LLC/RWLV Capital Inc., Senior Notes	4.625%	4/16/29	2,500,000	2,236,251 (a)(b)
Total Hotels, Restaurants & Leisure				5,657,181
Household Durables — 3.5%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	2,750,000	2,699,098 (a)(b)
See Notes to Financial Statements.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Household Durables — continued
K Hovnanian Enterprises Inc., Senior Notes	8.000%	4/1/31	2,500,000	$2,523,150 (a)(b)
Total Household Durables				5,222,248
Specialty Retail — 1.1%
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	1,500,000	1,515,752 (a)(b)
Textiles, Apparel & Luxury Goods — 0.0%††
Saks Global Enterprises LLC, Second Out Senior Secured Notes	11.000%	12/15/29	1,760,000	13,200 *(a)(d)
Saks Global Enterprises LLC, Third Out Senior Secured Notes	11.000%	12/15/29	66,000	495 *(a)(b)(d)
Total Textiles, Apparel & Luxury Goods				13,695

Total Consumer Discretionary				13,614,126
Energy — 20.8%
Energy Equipment & Services — 0.7%
Constellation Oil Services Holding SA, Senior Secured Notes	9.375%	11/7/29	1,000,000	1,051,000 (a)(b)
Oil, Gas & Consumable Fuels — 20.1%
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	2,500,000	2,554,845 (b)
Geopark Ltd., Senior Notes	8.750%	1/31/30	2,730,000	2,744,905 (a)(b)
NFE Brazil Financing Ltd.	15.000%	8/30/29	2,542,892	2,542,892 (e)(f)
NFE Financing LLC, Senior Secured Notes	12.000%	11/15/29	5,517,986	2,486,515 *(a)(d)
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	7.875%	9/15/30	1,960,000	2,010,141 (a)(b)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	930,000	656,575 (a)(b)
Saturn Oil & Gas Inc., Senior Secured Notes	9.625%	6/15/29	2,488,000	2,610,166 (a)(b)
SierraCol Energy Andina LLC, Senior Notes	6.000%	6/15/28	618,000	598,650 (a)(b)
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, Senior Notes	9.000%	11/14/30	2,260,000	2,292,917 (a)(b)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	4,000,000	4,007,200 (a)(b)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	2,250,000	2,226,887 (a)(b)(g)(h)
Yinson Bergenia Production BV, Senior Secured Notes	8.498%	1/31/45	2,501,285	2,683,896 (a)(b)
See Notes to Financial Statements.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
YPF SA, Senior Notes	8.250%	1/17/34	2,340,000	$2,451,430 (a)
Total Oil, Gas & Consumable Fuels				29,867,019

Total Energy				30,918,019
Financials — 15.1%
Banks — 4.9%
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	5,305,000	6,347,393 (b)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,000,000	999,645 (b)(h)
Total Banks				7,347,038
Capital Markets — 5.7%
BW Real Estate Inc., Senior Notes (9.500% to 3/30/30 then 5 year Treasury Constant Maturity Rate + 5.402%)	9.500%	3/30/30	1,920,000	1,964,329 (a)(b)(g)(h)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,500,000	3,803,249 (b)
Jefferies Finance LLC/JFIN Co-Issuer Corp., Senior Secured Notes	6.625%	10/15/31	2,750,000	2,692,124 (a)(b)
Total Capital Markets				8,459,702
Consumer Finance — 4.5%
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/26 then 5 year Treasury Constant Maturity Rate + 3.868%)	4.700%	5/15/26	3,150,000	3,143,734 (b)(g)(h)
PRA Group Inc., Senior Notes	5.000%	10/1/29	3,700,000	3,514,884 (a)(b)
Total Consumer Finance				6,658,618

Total Financials				22,465,358
Health Care — 1.6%
Health Care Providers & Services — 1.6%
Prime Healthcare Services Inc., Senior Secured Notes	9.375%	9/1/29	2,290,000	2,376,285 (a)(b)

Industrials — 6.2%
Construction & Engineering — 1.2%
Brand Industrial Services Inc., Senior Secured Notes	10.375%	8/1/30	2,000,000	1,843,720 (a)(b)
Industrial Conglomerates — 2.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes	9.750%	1/15/29	2,980,000	2,997,192 (b)
See Notes to Financial Statements.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — 1.3%
JetBlue Pass-Through Trust, 2019-1 B	8.000%	5/15/29	1,938,624	$1,955,217 (b)
Professional Services — 1.7%
Concentrix Corp., Senior Notes	6.850%	8/2/33	2,700,000	2,465,880 (b)

Total Industrials				9,262,009
Materials — 4.2%
Chemicals — 2.0%
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	3,000,000	2,887,500 (a)(b)
Metals & Mining — 2.2%
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,200,000	1,252,744 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	2,000,000	2,057,732 (a)
Total Metals & Mining				3,310,476

Total Materials				6,197,976
Utilities — 0.4%
Electric Utilities — 0.4%
Empresa Distribuidora Y Comercializadora Norte, Senior Notes	9.750%	10/24/30	571,445	580,788 (a)

Total Corporate Bonds & Notes (Cost — $107,724,581)				104,018,582
Sovereign Bonds — 38.1%
Argentina — 3.1%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	2,448,000	2,111,523
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	3,300,000	2,466,750
Total Argentina				4,578,273
Brazil — 12.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	70,715,000 BRL	12,551,366
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/35	33,350,000 BRL	5,512,536
Total Brazil				18,063,902
Chile — 3.2%
Bonos de la Tesoreria de la Republica en pesos, Bonds	6.000%	4/1/33	4,200,000,000 CLP	4,798,363 (i)
See Notes to Financial Statements.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Colombia — 6.4%
Colombia Government International Bond, Senior Notes	8.000%	4/20/33	6,800,000	$7,320,200
Colombia Government International Bond, Senior Notes	5.625%	2/19/36	2,000,000 EUR	2,225,802
Total Colombia				9,546,002
Mexico — 13.3%
Mexican Bonos, Bonds	8.000%	11/7/47	170,400,000 MXN	8,234,211
Mexican Bonos, Bonds	8.000%	7/31/53	146,000,000 MXN	6,978,458
Mexican Bonos, Senior Notes	7.750%	11/13/42	94,100,000 MXN	4,525,651
Total Mexico				19,738,320

Total Sovereign Bonds (Cost — $57,171,903)				56,724,860
Collateralized Mortgage Obligations(j) — 25.8%
Banc of America Merrill Lynch Commercial Mortgage Trust, 2017-BNK3 XA, IO	1.141%	2/15/50	34,465,704	89,563 (h)
BANK, 2017-BNK4 XA, IO	1.482%	5/15/50	3,640,055	28,351 (h)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk, 2022-MN4 B1 (30 Day Average SOFR + 9.500%)	13.145%	5/25/52	1,243,337	1,485,809 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2023-MN6 B1 (30 Day Average SOFR + 9.250%)	12.895%	5/25/43	1,230,000	1,421,195 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5071 IB, IO	4.500%	10/25/48	12,324,818	2,848,813
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M2 (30 Day Average SOFR + 5.250%)	8.895%	5/25/42	2,360,000	2,462,680 (a)(b)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.145%	6/25/42	3,700,000	3,841,771 (a)(b)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA3 M1B (30 Day Average SOFR + 3.550%)	7.195%	8/25/42	500,000	515,438 (a)(b)(h)
See Notes to Financial Statements.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-HQA1 M1A (30 Day Average SOFR + 2.000%)	5.645%	5/25/43	527,356	$531,041 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-DNA2 M2 (30 Day Average SOFR + 2.564%)	6.210%	3/25/49	425,016	433,141 (a)(h)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1B1 (30 Day Average SOFR + 5.250%)	8.895%	3/25/42	3,240,000	3,354,884 (a)(b)(h)
Federal National Mortgage Association (FNMA) — CAS, 2022-R05 2M2 (30 Day Average SOFR + 3.000%)	6.645%	4/25/42	4,000,000	4,062,550 (a)(b)(h)
Government National Mortgage Association (GNMA), 2020-86 GI, IO	4.000%	6/20/50	12,739,663	2,820,764
Government National Mortgage Association (GNMA), 2021-201 BI, IO	3.000%	11/20/51	24,562,119	4,124,331
Government National Mortgage Association (GNMA), 2022-63 IO, IO, PAC	4.000%	4/20/52	11,505,823	1,745,663
Multifamily CAS Trust, 2023-01 M10 (30 Day Average SOFR + 6.500%)	10.145%	11/25/53	5,000,000	5,737,892 (a)(h)
Wells Fargo Commercial Mortgage Trust, 2021-C61 D	2.500%	11/15/54	2,500,000	1,852,281 (a)
Western Alliance Bank, 2022-CL4 M1 (30 Day Average SOFR + 2.250%)	5.895%	10/25/52	924,743	947,392 (a)(h)

Total Collateralized Mortgage Obligations (Cost — $39,374,883)				38,303,559
Mortgage-Backed Securities — 10.2%
GNMA — 10.2%
Government National Mortgage Association (GNMA) II (Cost — $14,926,239)	6.000%	10/20/53- 4/20/55	14,747,633	15,124,283 (b)

Convertible Bonds & Notes — 5.1%
Communication Services — 4.2%
Media — 4.2%
Cable One Inc., Senior Notes	1.125%	3/15/28	2,000,000	1,498,000
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	1,256,367	4,716,871 (c)

Total Communication Services				6,214,871
See Notes to Financial Statements.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 0.9%
Software — 0.9%
IREN Ltd., Senior Notes	0.000%	7/1/31	1,639,000	$1,423,881 (a)

Total Convertible Bonds & Notes (Cost — $4,528,366)				7,638,752
Senior Loans — 2.8%
Communication Services — 1.8%
Wireless Telecommunication Services — 1.8%
Gogo Intermediate Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 3.864%)	7.517%	4/30/28	3,000,000	2,696,730 (h)(k)(l)

Utilities — 1.0%
Independent Power and Renewable Electricity Producers — 1.0%
Long Ridge Energy LLC, Term Loan B	—	2/19/32	1,496,222	1,502,147 (m)

Total Senior Loans (Cost — $4,390,052)				4,198,877
Total Investments before Short-Term Investments (Cost — $228,116,024)				226,008,913
			Shares
Short-Term Investments — 13.3%
Money Market Funds — 7.2%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $10,723,161)	3.565%		10,723,161	10,723,161 (n)(o)
			Face Amount†
Sovereign Bonds — 6.1%
Egypt Treasury Bills	22.601%	7/14/26	270,000,000 EGP	4,828,959 (p)
Egypt Treasury Bills	21.771%	7/21/26	109,400,000 EGP	1,951,968 (p)
Egypt Treasury Bills	22.139%	8/11/26	126,900,000 EGP	2,236,788 (p)

Total Sovereign Bonds (Cost — $9,738,798)				9,017,715

Total Short-Term Investments (Cost — $20,461,959)				19,740,876
Total Investments — 165.3% (Cost — $248,577,983)				245,749,789
Mandatory Redeemable Preferred Stock, at Liquidation Value — (16.8)%				(25,000,000)
Other Liabilities in Excess of Other Assets — (48.5)%				(72,117,617)
Total Net Assets Applicable to Common Shareholders — 100.0%				$148,632,172

See Notes to Financial Statements.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement (Note 5).
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)	The coupon payment on this security is currently in default as of April 30, 2026.
(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Security has no maturity date. The date shown represents the next call date.
(h)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(j)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	All or a portion of this loan has not settled as of April 30, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(n)	Rate shown is one-day yield as of the end of the reporting period.
(o)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2026, the total market value of investments in Affiliated
Companies was $10,723,161 and the cost was $10,723,161 (Note 9).

(p)	Rate shown represents yield-to-maturity.

See Notes to Financial Statements.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
April 30, 2026
 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLP	—	Chilean Peso
EGP	—	Egyptian Pound
EUR	—	Euro
IO	—	Interest Only
MXN	—	Mexican Peso
PAC	—	Planned Amortization Class
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
At April 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	243	6/26	$26,670,305	$26,204,134	$(466,171)
U.S. Treasury 10-Year Notes	232	6/26	26,240,003	25,657,750	(582,253)
United Kingdom Long Gilt Bonds	52	6/26	6,551,678	6,127,022	(424,656)
Net unrealized depreciation on open futures contracts					$(1,473,080)
At April 30, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,749,505	MXN	168,800,000	Citibank N.A.	5/13/26	$96,820
EGP	140,000,000	USD	2,615,356	HSBC Securities Inc.	6/2/26	(48,562)
CLP	5,580,000,000	USD	6,088,712	HSBC Securities Inc.	6/17/26	112,912
JPY	975,000,000	USD	6,213,674	JPMorgan Chase & Co.	7/24/26	58,239
EGP	149,000,000	USD	2,620,932	Goldman Sachs Group Inc.	10/27/26	(37,952)
Net unrealized appreciation on open forward foreign currency contracts						$181,457

Abbreviation(s) used in this table:
CLP	—	Chilean Peso
EGP	—	Egyptian Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar

See Notes to Financial Statements.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

 BrandywineGLOBAL — Global Income Opportunities Fund Inc.
Summary of Investments by Country#
United States	56.2%
Brazil	9.9
Mexico	8.0
Colombia	6.2
Argentina	3.1
Canada	2.7
Chile	2.0
Zambia	1.3
Germany	1.2
Australia	0.6
Jersey	0.5
Peru	0.3
Short-Term Investments	8.0
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2026, and are subject to change.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Statement of assets and liabilities (unaudited)
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $237,854,822)	$235,026,628
Investments in affiliated securities, at value (Cost — $10,723,161)	10,723,161
Foreign currency, at value (Cost — $499)	551
Cash	1,071,267
Interest receivable	3,761,345
Deposits with brokers for open futures contracts	1,435,719
Receivable from brokers for OTC derivatives	280,000
Unrealized appreciation on forward foreign currency contracts	267,971
Receivable from brokers — net variation margin on open futures contracts	120,906
Dividends receivable from affiliated investments	23,421
Deposits with brokers	208
Prepaid expenses	14,183
Total Assets	252,725,360
Liabilities:
Loan payable (Note 5)	76,000,000
Mandatory Redeemable Preferred Stock ($10 liquidation value per share; 2,500,000 shares issued and outstanding) (net of deferred offering costs of $38,964) (Note 6)	24,961,036
Payable for securities purchased	1,490,611
Foreign currency collateral due to brokers for open futures contracts, at value (Cost — $442,464)	449,351
Deposits from brokers for OTC derivatives	280,000
Interest and commitment fees payable	274,719
Distributions payable to Mandatory Redeemable Preferred Stockholders	189,305
Investment management fee payable	132,986
Unrealized depreciation on forward foreign currency contracts	86,514
Foreign withholding tax payable	57,462
Directors’ fees payable	2,267
Accrued expenses	168,937
Total Liabilities	104,093,188
Total Net Assets Applicable to Common Shareholders	$148,632,172
Net Assets Applicable to Common Shareholders:
Common stock par value ($0.001 par value; 16,791,836 shares issued and outstanding; 97,500,000 common shares authorized)	$16,792
Paid-in capital in excess of par value	238,149,411
Total distributable earnings (loss)	(89,534,031)
Total Net Assets Applicable to Common Shareholders	$148,632,172
Common Shares Outstanding	16,791,836
Net Asset Value Per Common Share	$8.85
See Notes to Financial Statements.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended April 30, 2026

Investment Income:
Interest	$10,490,191
Dividends from affiliated investments	137,477
Less: Foreign taxes withheld	(177,973)
Total Investment Income	10,449,695
Expenses:
Interest expense (Note 5)	1,677,320
Investment management fee (Note 2)	1,064,925
Distributions to Mandatory Redeemable Preferred Stockholders (Notes 1 and 6)	459,939
Legal fees	47,696
Fund accounting fees	43,026
Audit and tax fees	31,607
Shareholder reports	29,978
Amortization of preferred stock offering costs (Note 6)	28,904
Directors’ fees	25,121
Transfer agent fees	17,701
Rating agency fees	14,280
Custody fees	11,722
Stock exchange listing fees	6,201
Insurance	865
Miscellaneous expenses	14,663
Total Expenses	3,473,948
Less: Fee waivers and/or expense reimbursements (Note 2)	(254,859)
Net Expenses	3,219,089
Net Investment Income	7,230,606
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,197,711)
Futures contracts	642,468
Forward foreign currency contracts	(2,616,337)
Foreign currency transactions	(11,248)
Net Realized Loss	(3,182,828)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	112,144
Futures contracts	(1,855,467)
Forward foreign currency contracts	651,327
Foreign currencies	24,930
Change in Net Unrealized Appreciation (Depreciation)	(1,067,066)
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(4,249,894)
Increase in Net Assets Applicable to Common Shareholders From Operations	$2,980,712
See Notes to Financial Statements.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2026 (unaudited) and the Year Ended October 31, 2025	2026	2025
Operations:
Net investment income	$7,230,606	$14,370,824
Net realized loss	(3,182,828)	(1,664,899)
Change in net unrealized appreciation (depreciation)	(1,067,066)	2,766,577
Increase in Net Assets Applicable to Common Shareholders From Operations	2,980,712	15,472,502
Distributions to Common Shareholders From (Note 1):
Total distributable earnings	(8,060,081)	(13,844,287)
Return of capital	—	(2,275,876)
Decrease in Net Assets From Distributions to Common Shareholders	(8,060,081)	(16,120,163)
Decrease in Net Assets Applicable to Common Shareholders	(5,079,369)	(647,661)
Net Assets Applicable to Common Shareholders:
Beginning of period	153,711,541	154,359,202
End of period	$148,632,172	$153,711,541
See Notes to Financial Statements.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Statement of cash flows (unaudited)
For the Six Months Ended April 30, 2026

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets applicable to common shareholders resulting from operations	$2,980,712
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(57,042,282)
Sales of portfolio securities	70,327,812
Net purchases, sales and maturities of short-term investments	(7,861,129)
Payment-in-kind	(213,210)
Net amortization of premium (accretion of discount)	(1,152,782)
Decrease in interest receivable	668,221
Decrease in prepaid expenses	4,702
Decrease in dividends receivable from affiliated investments	11,786
Increase in receivable from brokers for OTC derivatives	(280,000)
Increase in receivable from brokers — net variation margin on open futures contracts	(120,906)
Increase in foreign currency collateral due to brokers for open futures contracts	449,351
Increase in deposits from brokers for OTC derivatives	280,000
Increase in payable for securities purchased	1,490,611
Amortization of preferred stock offering costs	28,904
Decrease in investment management fee payable	(7,854)
Increase in Directors’ fees payable	451
Increase in interest and commitment fees payable	(38,634)
Decrease in distributions payable to Mandatory Redeemable Preferred Stockholders	(3,811)
Decrease in payable to brokers — net variation margin on open futures contracts	(15,789)
Increase in foreign withholding tax payable	21,792
Decrease in accrued expenses	(38,603)
Net realized loss on investments	1,197,711
Change in net unrealized appreciation (depreciation) of investments and forward foreign currency contracts	(763,471)
Net Cash Provided in Operating Activities*	9,923,582
Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(9,403,428)
Net Cash Used by Financing Activities	(9,403,428)
Net Increase in Cash and Restricted Cash	520,154
Cash and restricted cash at beginning of period	1,987,591
Cash and restricted cash at end of period	$2,507,745

*	Included in operating expenses is $1,715,954 paid for interest and commitment fees on borrowings and $463,750 paid for distributions to Mandatory Redeemable Preferred Stockholders.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Statement of cash flows (unaudited) (cont’d)
For the Six Months Ended April 30, 2026
The following table provides a reconciliation of cash (including foreign currency) and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of
Cash Flows.
April 30, 2026
Cash	$1,071,818
Restricted cash	1,435,927
Total cash and restricted cash shown in the Statement of Cash Flows	$2,507,745
Restricted cash consists of cash that has been segregated to cover the Fund’s collateral or margin obligations under derivative contracts. It is separately reported on the Statement of Assets and Liabilities as Deposits with brokers.
See Notes to Financial Statements.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Financial highlights

For a common share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
	2026[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$9.15	$9.19	$8.38	$8.95	$13.16	$13.35
Income (loss) from operations:
Net investment income	0.43	0.86	0.84	0.81	0.79	0.75
Net realized and unrealized gain (loss)	(0.25)	0.06	0.93	(0.38)	(3.93)	(0.00)[3]
Total income (loss) from operations	0.18	0.92	1.77	0.43	(3.14)	0.75
Less distributions to common shareholders from:
Net investment income	(0.48)[4]	(0.82)	(0.57)	(0.11)	(0.99)	(0.67)
Return of capital	—	(0.14)	(0.39)	(0.89)	(0.08)	(0.27)
Total distributions to common shareholders	(0.48)	(0.96)	(0.96)	(1.00)	(1.07)	(0.94)
Net asset value, end of period	$8.85	$9.15	$9.19	$8.38	$8.95	$13.16
Market price, end of period	$8.00	$8.48	$8.42	$7.03	$7.83	$12.23
Total return, based on NAV[5,6]	2.01%	10.67%	21.50%	4.40%	(24.82)%	5.46%
Total return, based on Market Price[7]	(0.01)%	12.83%	34.18%	1.71%	(28.37)%	19.70%
Net assets applicable to common shareholders, end of period (millions)	$149	$154	$154	$141	$150	$221
Ratios to average net assets:
Gross expenses[8]	4.62%[9]	4.96%	5.42%	5.29%	3.47%	2.81%
Net expenses[8,10,11]	4.28 [9]	4.62	5.08	5.00	3.27	2.66
Net investment income	9.62 [9]	9.41	8.92	8.83	7.19	5.40
Portfolio turnover rate	25%	78%	59%	51%	32%	49%
See Notes to Financial Statements.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Financial highlights (cont’d)
For a common share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
	2026[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Supplemental data:
Loan Outstanding, End of Period (000s)	$76,000	$76,000	$61,000	$61,000	$61,000	$60,000
Asset Coverage Ratio for Loan Outstanding[12]	328%	335%	435%	413%	428%	568%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[12]	$3,285	$3,351	$4,350	$4,127	$4,282	$5,682
Weighted Average Loan (000s)	$76,000	$74,247	$61,000	$61,000	$66,255	$60,000
Weighted Average Interest Rate on Loan	4.39%	5.03%	5.96%	5.48%	1.78%	0.79%
Mandatory Redeemable Preferred Stock at Liquidation Value, End of Period (000s)	$25,000	$25,000	$50,000	$50,000	$50,000	$60,000
Asset Coverage Ratio for Mandatory Redeemable Preferred Stock[13]	247%	252%	239%	227%	235%	284%
Asset Coverage, per $10 and/or $100,000 Liquidation Value per Share of Mandatory Redeemable Preferred Stock[13]	$25	$25	$24	$23	$24	$284,115

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[5]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[6]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]
The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Includes expenses related to borrowings of 2.88%, 3.22%, 3.66%, 3.52%, 1.79% and 1.21% for the period ended April 30, 2026, and years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
[9]	Annualized.
[10]	Reflects fee waivers and/or expense reimbursements.
[11]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[12]	Represents value of net assets plus the loan outstanding and mandatory redeemable preferred stock at the end of the period divided by the loan outstanding at the end of the period.
[13]
Represents value of net assets plus the loan outstanding and mandatory redeemable preferred stock at the end of the period divided by the loan and mandatory redeemable preferred stock outstanding at the end of the period.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$28,375,127	$2,542,892	$30,918,019
Other Corporate Bonds & Notes	—	73,100,563	—	73,100,563
Sovereign Bonds	—	56,724,860	—	56,724,860
Collateralized Mortgage Obligations	—	38,303,559	—	38,303,559
Mortgage-Backed Securities	—	15,124,283	—	15,124,283
Convertible Bonds & Notes	—	7,638,752	—	7,638,752
Senior Loans	—	4,198,877	—	4,198,877
Total Long-Term Investments	—	223,466,021	2,542,892	226,008,913
Short-Term Investments†:
Money Market Funds	$10,723,161	—	—	10,723,161
Sovereign Bonds	—	9,017,715	—	9,017,715
Total Short-Term Investments	10,723,161	9,017,715	—	19,740,876
Total Investments	$10,723,161	$232,483,736	$2,542,892	$245,749,789
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$267,971	—	$267,971
Total	$10,723,161	$232,751,707	$2,542,892	$246,017,760
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,473,080	—	—	$1,473,080
Forward Foreign Currency Contracts††	—	$86,514	—	86,514
Total	$1,473,080	$86,514	—	$1,559,594

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of October 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases
Corporate Bonds & Notes:
Energy	—	$(49,798)	—	—	$2,592,690
Total	—	$(49,798)	—	—	$2,592,690

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2026
Corporate Bonds & Notes:
Energy	—	—	—	$2,542,892	—
Total	—	—	—	$2,542,892	—
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(e) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(f) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of April 30, 2026, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $86,514. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
At April 30, 2026, the Fund held cash collateral from HSBC Securities Inc. in the amount of $280,000. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default
(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(l) Distributions to shareholders. Distributions to common shareholders from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, realized capital gains, return of capital or a combination of such amounts. Common shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions to common shareholders of net realized gains, if any, are declared at least annually. Pursuant to its Managed Distribution Policy, adopted by the Fund in August 2012, the Fund intends to make regular monthly distributions to common shareholders at a fixed rate per common share, which rate may be adjusted from time to time by the Fund’s Board. Under the Fund’s Managed Distribution Policy, if, for any monthly distribution, the value of the Fund’s net investment income and net realized capital gain is less than the amount of the distribution, the difference will be distributed from the Fund’s net assets (and may constitute a “return of capital”). The Board may modify, terminate or suspend the Managed Distribution Policy at any time, including when certain events would make part of the return of capital taxable to common shareholders. Any such modification, termination or suspension could have an adverse effect on the market price of the Fund’s

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

shares. Distributions to common shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
Distributions to holders of Mandatory Redeemable Preferred Stock (“MRPS”) are accrued on a daily basis as described in Note 6 and are treated as an operating expense as required by GAAP. For tax purposes, the payments made to the holders of the Fund’s MRPS are treated as dividends or distributions. The character of distributions to MRPS holders made during the year may differ from their ultimate characterization for federal income tax purposes.
(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. FTFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily managed assets. “Managed assets” means net assets plus the amount of any borrowing and assets attributable to any preferred stock that may be outstanding. FTFA delegates to Brandywine Global the day-to-day portfolio management of the Fund. For its services, FTFA pays Brandywine Global a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
During periods in which the Fund utilizes financial leverage, the fees paid to FTFA will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Effective June 1, 2022, FTFA implemented a voluntary investment management fee waiver of 0.15% that continued until May 31, 2023. Effective June 1, 2023, FTFA implemented a voluntary investment management fee waiver of 0.20% that will continue until June 30, 2027.
The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waivers”).
During the six months ended April 30, 2026, fees waived and/or expenses reimbursed amounted to $254,859, which included an affiliated money market fund waiver of $4,289.
All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.
3. Investments
During the six months ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$53,197,173	$3,845,109
Sales	62,185,089	8,142,723
At April 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$248,670,777	$9,104,237	$(12,025,225)	$(2,920,988)
Futures contracts	—	—	(1,473,080)	(1,473,080)
Forward foreign currency contracts	—	267,971	(86,514)	181,457
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2026.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$267,971

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$1,473,080	—	$1,473,080
Forward foreign currency contracts	—	$86,514	86,514
Total	$1,473,080	$86,514	$1,559,594

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$642,468	—	$642,468
Forward foreign currency contracts	—	$(2,616,337)	(2,616,337)
Total	$642,468	$(2,616,337)	$(1,973,869)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(1,855,467)	—	$(1,855,467)
Forward foreign currency contracts	—	$651,327	651,327
Total	$(1,855,467)	$651,327	$(1,204,140)
During the six months ended April 30, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$59,098,512
Forward foreign currency contracts (to buy)	22,426,402
Forward foreign currency contracts (to sell)	17,486,630

*	Based on the average of the market values at each month-end during the period.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2026.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Citibank N.A.	$96,820	—	$96,820	—	$96,820
Goldman Sachs Group Inc.	—	$(37,952)	(37,952)	—	(37,952)
HSBC Securities Inc.	112,912	(48,562)	64,350	$(112,912)	(48,562)
JPMorgan Chase & Co.	58,239	—	58,239	—	58,239
Total	$267,971	$(86,514)	$181,457	$(112,912)	$68,545

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Loan
The Fund has a Master Margin Loan Agreement (the “BNYM Credit Agreement”) with The Bank of New York Mellon (“BNYM”) as lender. The BNYM Credit Agreement provides for borrowings in an aggregate principal amount of up to $100,000,000, subject to the terms and conditions therein. Each loan under the BNYM Credit Agreement constitutes an open commitment by BNYM terminable upon 180 days’ notice by the Fund or BNYM. The Fund pays interest on borrowings calculated based on the Overnight Bank Funding Rate plus applicable margin. The Overnight Bank Funding Rate is a volume weighted median measure of U.S. dollar funding costs for U.S. based banks calculated using both federal funds transactions and overnight eurodollar time deposits. The Fund pays a commitment fee on the unutilized portion of the loan commitment amount at an annual rate of 0.25% except that no commitment fee is accrued when the aggregate outstanding balance of the loan is equal to or greater than 75% of the margin loan commitment amount. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund’s custodian on behalf of BNYM. The BNYM Credit Agreement contains certain covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the BNYM Credit Agreement may be subject to early termination under certain conditions and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement. Interest expense related to the BNYM Credit Agreement for the six months ended April 30, 2026 was $1,677,320. For the six months ended April 30, 2026, the average daily loan

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

balance was $76,000,000 and the weighted average interest rate was 4.39%. At April 30, 2026, the Fund had $76,000,000 of borrowings outstanding.
6. Mandatory redeemable preferred stock
On December 30, 2019, the Fund completed a private placement of $50,000,000 fixed rate Mandatory Redeemable Preferred Stock (”MRPS”). Net proceeds from the offering were used, in part, to refinance leverage provided by redeemed MRPS. Offering costs incurred by the Fund in connection with the MRPS issuance are being amortized to expense over the respective life of each series of MRPS.
The table below summarizes the key terms of the MRPS outstanding at April 30, 2026.

Series	Term Redemption Date	Rate	Shares	Liquidation Preference Per Share	Aggregate Liquidation Value	Estimated Fair Value
Series E	12/30/2026	3.71%	2,500,000	$10	$25,000,000	$24,714,842
The MRPS are not listed on any exchange or automated quotation system. The estimated fair value of the MRPS was calculated, for disclosure purposes, based on estimated market yields and credit spreads for comparable instruments with similar maturity, terms and structure. The MRPS are categorized as Level 3 within the fair value hierarchy.
Holders of MRPS are entitled to receive quarterly cumulative cash dividends payable on the first business day following each quarterly dividend date (February 15, May 15, August 15 and November 15). In the event of a rating downgrade of any series of the MRPS below “A” by Fitch Ratings Inc., the applicable dividend rate will increase, according to a predetermined schedule, by 0.5% to 4.0%.
The MRPS rank senior to the Fund’s outstanding common stock and on parity with any other preferred stock. The Fund may, at its option, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends plus the make- whole amount equal to the discounted value of the remaining scheduled payments. If the Fund fails to maintain a total leverage (debt and preferred stock) asset coverage ratio of at least 225% or is in default of specified rating agency requirements, the MRPS are subject to mandatory redemption under certain provisions.
The Fund may not declare dividends or make other distributions on shares of its common stock unless the Fund has declared and paid full cumulative dividends on the MRPS, due on or prior to the date of the common stock dividend or distribution, and meets the MRPS asset coverage and rating agency requirements.
The holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect two Directors of the Fund, voting separately as a class.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
7. Distributions to common shareholders subsequent to April 30, 2026
The following distributions to common shareholders have been declared by the Fund’s Board and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
5/21/2026	5/29/2026	$0.0800
6/23/2026	6/30/2026	$0.0800
7/24/2026	7/31/2026	$0.0800
8/24/2026	8/31/2026	$0.0800
8. Stock repurchase program
On November 16, 2015, the Fund announced that the Fund’s Board had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended April 30, 2026, and the year ended October 31, 2025, the Fund did not repurchase any shares.
Since the commencement of the stock repurchase program through April 30, 2026, the Fund repurchased 86,958 shares or 0.41% of its common shares outstanding for a total amount of $1,165,853.
9. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2026. The following transactions were effected in such company for the six months ended April 30, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$7,485,304	$58,614,949	58,614,949	$55,377,092	55,377,092

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$137,477	—	$10,723,161

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

10. Deferred capital losses
As of October 31, 2025, the Fund had deferred capital losses of $79,183,721, which have no expiration date, that will be available to offset future taxable capital gains.
11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2026 Semi-Annual Report

Additional shareholder information (unaudited)
Results of annual meeting of shareholders
The Annual Meeting of Shareholders of BrandywineGLOBAL – Global Income Opportunities Fund Inc. was held on April 17, 2026 for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:
Election of directors
Nominees	Common Shares and Preferred Shares together, Voted FOR Election	Common Shares and Preferred Shares, voting together, WITHHELD	Common Shares and Preferred Shares voting together, ABSTAIN	Preferred Shares, Voted FOR Election	Preferred Shares, WITHHELD	Preferred Shares, ABSTAIN
Nisha Kumar	13,123,004	614,707	179,956	--	--	--
Hillary A. Sale	13,566,748	195,247	155,672	--	--	--
Jane Trust	13,563,694	198,300	155,673	--	--	--
At the Meeting, Messes. Kumar, Sale and Trust were each duly elected by the shareholders to serve as Class II Directors of the Fund until the 2029 Annual Meeting of Shareholders, or until their successors have been duly elected and qualified or until their resignation or are otherwise removed.
At March 31, 2026, in addition to Messes. Kumar, Sale and Trust, the other Directors of the Fund were as follows:
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Eileen A. Kamerick
Peter Mason
Ratification of Selection of Independent Registered Public Accountants
To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended October 31, 2026.

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
12,377,154	1,394,063	146,450	0

BrandywineGLOBAL — Global Income Opportunities Fund Inc.

Dividend reinvestment plan (unaudited)
Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stock- holders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.
If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:
(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.
(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.
Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such
BrandywineGLOBAL — Global Income Opportunities Fund Inc.

Dividend reinvestment plan (unaudited) (cont’d)
withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.
Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.
The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.

BrandywineGLOBAL — Global Income Opportunities Fund Inc.

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BrandywineGLOBAL —
Global Income Opportunities Fund Inc.
Directors
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Eileen A. Kamerick
Chair
Nisha Kumar
Peter Mason
Hillary A. Sale
Jane Trust
Officers
Jane Trust
President and Chief Executive
Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Fred Jensen
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
BrandywineGLOBAL — Global Income Opportunities Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Brandywine Global Investment
Management, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Legal counsel
Simpson Thacher & Bartlett LLP
900 G Street NW
Washington, DC 20001
New York Stock
Exchange Symbol
BWG

BrandywineGLOBAL — Global Income Opportunities Fund Inc.
BrandywineGLOBAL — Global Income Opportunities Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of BrandywineGLOBAL — Global Income Opportunities Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
90884-S  6/26

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	On May 31, 2026, Michael Arno became part of the portfolio management team of the Fund.

NAME AND ADDRESS*	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Michael Arno, CFA	Since May 31, 2026	Co-portfolio manager of the fund; Responsible for the day-to-day management with other members of the Fund’s portfolio management team; Mr. Arno is a portfolio manager and senior research analyst on select Brandywine Global strategies. He is responsible for providing research analysis and portfolio management on the firm’s emerging market fixed income related strategies. He joined Brandywine Global Investment Management, LLC in 2006. Prior to joining Brandywine Global Investment Management LLC in 2006, Mr. Arno was an associate for the Vanguard Group (2004-2006). He is a CFA charterholder and earned a B.S. in Finance from Temple University.

*	The address for each portfolio manager is Brandywine, 2929 Arch Street, Philadelphia, Pennsylvania 19104, unless otherwise indicated.

The following tables set forth certain additional information with respect to the above named fund’s investment professional responsible for the day-to-day management with other members of the Fund’s portfolio management team for the fund. Unless noted otherwise, all information is provided as of April 30, 2026.

Other Accounts Managed by Investment Professional

The table below identifies the number of accounts (other than the fund) for which the below named fund’s investment professional has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance is also indicated.

Name of PM	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Michael Arno	Other Registered Investment Companies	2	$543 million	None	None
	Other Pooled Vehicles	18	$5.67 billion	1	$207 million
	Other Accounts	6	$2.32 billion	1	$951 million

(a)(3): Portfolio Manager Compensation :

Investment Professional Compensation

Conflicts of Interest

The Subadviser has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio’s trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing, and possible market impact of a portfolio’s trades.

It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, the Subadviser or an affiliate has an interest in the account. The Subadviser has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. Eligible accounts that can participate in a trade generally share the same price on a pro-rata allocation basis, taking into account differences based on factors such as cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions, the Subadviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Subadviser may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. The Subadviser’s team approach to portfolio management and block trading approach seeks to limit this potential risk.

The Subadviser also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimis value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.

Employees of the Subadviser have access to transactions and holdings information regarding client accounts and the Subadviser’s overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, the Subadviser maintains a Code of Ethics that is compliant with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers

Act to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of the Subadviser’s business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through the Subadviser’s compliance monitoring program.

The Subadviser may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The Subadviser also maintains a compliance monitoring program and engages independent auditors to conduct a SOC1/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

Investment Professional Compensation

With respect to the compensation of the Fund’s investment professionals, the Subadviser’s compensation system assigns each employee a total compensation range, which is derived from annual market surveys that benchmark each role with its job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience and ability to produce desired results. Standard compensation includes competitive base salaries, generous employee benefits and a retirement plan.

In addition, the Subadviser’s employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the Subadviser, and are determined by the professional’s job function and pre-tax performance as measured by a formal review process. All bonuses are completely discretionary. The principal factor considered is an investment professional’s investment performance versus appropriate peer groups and benchmarks (e.g., a securities index and with respect to the Fund, the benchmark set forth in the Fund’s Prospectus to which the Fund’s average annual total returns are compared or, if none, the benchmark set forth in the Fund’s annual report). Performance is reviewed on a 1, 3 and 5 year basis for compensation—with 3 and 5 years having a larger emphasis. The Subadviser may also measure an investment professional’s pre-tax investment performance against other benchmarks, as it determines appropriate. Because investment professionals are generally responsible for multiple accounts (including the Fund) with similar investment strategies, they are generally compensated on the performance of the aggregate group of similar accounts, rather than a specific account. Other factors that may be considered when making bonus decisions include client service, business development, length of service to the Subadviser, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the Subadviser’s business.

Finally, in order to attract and retain top talent, all investment professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include long-term incentives that vest over a set period of time past the award date.

Investment Professional Securities Ownership

The table below identifies the dollar range of securities beneficially owned by the named investment professional as of April 30, 2026.

Investment Professional	Dollar Range of Portfolio Securities Beneficially Owned
Michael Arno, CFA	A

Dollar Range ownership is as follows:
A: none
B: $1 - $10,000

C: 10,001 - $50,000
D: $50,001 - $100,000
E: $100,001 - $500,000
F: $500,001 - $1 million
G: over $1 million

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

BrandywineGLOBAL – Global Income Opportunities Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 24, 2026